Share-based Payment Arrangements (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD			$ 1.18
Option price - USD			$ 0.80
Expected volatility (%)			105.77%
Expected duration (years)			4 years 11 months 12 days
Dividend yield (%)
Risk free rate interest rate (%)			1.41%
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD	$ 0.32	$ 0.746
Option price - USD	$ 0.347	$ 0.49
Expected volatility (%)	95.68%	99.22%
Expected duration (years)	4 years	4 years 7 months 10 days
Risk free rate interest rate (%)	0.298%	1.63%
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD	$ 0.898	$ 1.22
Option price - USD	$ 1.98	$ 1.1
Expected volatility (%)	107.00%	113.78%
Expected duration (years)	7 years	7 years
Risk free rate interest rate (%)	0.50%	1.95%
Option pricing model [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD			$ 368.39
Option price - USD			$ 369.39
Expected volatility (%)			79.16%
Expected duration (years)			7 years
Dividend yield (%)
Risk free rate interest rate (%)			2.40%